SHAREHOLDER'S CAPITAL - Option Activity (Details)	12 Months Ended
Dec. 31, 2022 Option $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of share options outstanding at beginning of period	24,114,121
Number of share options granted	0
Number of share options exercised	(1,985,539)
Number of share options outstanding at end of period	22,128,582
Number of vested share options	4,398,876
Weighted average exercise price of share options outstanding at beginning of period (US$ per share) | $ / shares	$ 31.79
Weighted average exercise price of share options exercised (US$ per share) | $ / shares	22.80
Weighted average exercise price of share options outstanding at end of period (US$ per share) | $ / shares	32.59
Weighted average exercise price of vested share options (US$ per share) | $ / shares	$ 26.02